GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 179,932		$ 179,932		$ 93,861	$ 179,041
Working capital deficit	1,934,173		1,934,173		1,498,668
Net loss	201,155	$ 349,164	435,505	$ 1,050,596	1,220,368	1,892,953
Net cash used in operating activities			213,929	623,523	693,180	460,744
Stockholders' deficit	$ 1,934,173	$ 1,381,449	$ 1,934,173	$ 1,381,449	$ 1,498,668	$ 564,583	$ 1,733,018	$ 1,621,209	$ 1,110,195	$ 811,506	$ (333,316)